VOYA INVESTMENT MANAGEMENT

7337 EAST DOUBLETREE RANCH ROAD, SUITE 100

SCOTTSDALE, AZ 85258

December 13, 2019

VIA EDGAR

U.S. Securities and Exchange Commission

100 F St. N.E.

Washington, D.C. 20549

RE:     Voya Investors Trust

 (File Nos. 033-23512; 811-05629)

Ladies and Gentlemen:

On behalf of Voya Investors Trust (the “Registrant”) and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement, dated December 5, 2019, to the Adviser Class, Institutional Class, Service Class, and Service 2 Class Prospectus and related Summary Prospectuses, each dated May 1, 2019, for VY® Clarion Global Real Estate Portfolio and VY® Clarion Real Estate Portfolio.

The purpose of the filing is to submit the 497(e) filing dated December 5, 2019 in XBRL for the Registrant.

If you have any questions concerning the attached filing, please contact Jay Stamper at (480) 477-2660 or the undersigned at (480) 477-2649.

Regards,

/s/ Paul Caldarelli

Paul Caldarelli

Vice President and Senior Counsel

Voya Investment Management – Voya Family of Funds

Attachment

cc:   Huey P. Falgout, Jr., Esq.

Voya Investments, LLC

Elizabeth J. Reza

Ropes & Gray LLP